RELATED PARTY TRANSACTIONS	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Notes to Financial Statements
NOTE 8. RELATED PARTY TRANSACTIONS

The Company's headquarters is located in the office space of a company affiliated through common ownership. The Company has not recorded any revenue or expense related to the use of the office space as management has determined the usage to be immaterial and the affiliate has not charged for the usage.

As of June 30, 2015 and September 30, 2014, the Company owed $65,084 and $56,134, respectively to the company affiliated through common ownership for expenses the related party paid on the Company's behalf and services performed by the related party.

Our Chief Executive Officer is the cofounder and Vice Chairman of Akrimax Pharmaceuticals, LLC ("Akrimax"), a privately held pharmaceutical company specializing in producing cardiovascular and general pharmaceutical products (see Note 3).

The Company’s headquarters is located in the office space of a company affiliated through common ownership. The Company has not recorded any revenue or expense related to the use of the office space as management has determined the usage to be immaterial and the affiliate has not charged for the usage.

As of September 30, 2014 and December 31, 2013 and 2012, the Company owed $56,134, $55,853 and $37,544, respectively, to the company affiliated through common ownership for the expenses the related party paid on the Company’s behalf.

Our Chief Executive Officer is the cofounder and Vice Chairman of Akrimax Pharmaceuticals, LLC (“Akrimax”), a privately held pharmaceutical company specializing in producing cardiovascular and general pharmaceutical products (see Note 3).